Expense Example, No Redemption (Vanguard U.S. Value Fund Retail)	Vanguard U.S. Value Fund Vanguard U.S. Value Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	30
3 YEAR	93
5 YEAR	163
10 YEAR	368